SEPARATE ACCOUNT SPVL
                                       OF
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         SUPPLEMENT DATED JUNE 24, 2002 TO PROSPECTUS DATED MAY 1, 2002


Under the caption DIRECTORS AND OFFICERS, the information concerning Mark A. Hug is amended to read in its entirety as follows:

NAME AND POSITION WITH COMPANY          PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
Mark A. Hug                             Director (since 2001) and Vice President (since 2000)
Director and Vice President             of First Allmerica; Senior Vice President of Life and
                                        Annuity Products (1997-1999) for The Equitable Life
                                        Assurance Society

                                     * * *

The section entitled ASSET ALLOCATION MODEL REALLOCATIONS under the caption THE CONTRACT is amended to read in its entirety as follows:

If a Contract Owner elects to follow an asset allocation strategy, the Contract Owner may preauthorize transfers in accordance with the chosen strategy. The Company may provide administrative or other support services to independent third parties who provide recommendations or models for such allocation strategies. However, the Company does not endorse or review any investment allocation recommendations made by such third parties, and is not responsible for the investment allocations and transfers transacted on the Contract Owner's behalf. The Company does not charge for providing additional asset allocation support services. Additional information concerning asset allocation programs for which the Company is currently providing support services may be obtained from a registered representative or the Company.

                                     * * *

The second paragraph under the caption DISTRIBUTION is amended to read in its entirety as follows:

The Company pays commissions generally not to exceed 8% of the payment to broker-dealers that sell the Contracts. Alternative commission schedules are available with lower initial commission amounts, plus ongoing annual compensation generally up to 1.00% of Contract Value. However, we may pay higher amounts under certain circumstances. To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

                                     * * *

                                                  SUPPLEMENT DATED JUNE 24, 2002



VEL III (Allmerica Estate Optimizer)

                              SEPARATE ACCOUNT SPVL
                                       OF
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         SUPPLEMENT DATED JUNE 24, 2002 TO PROSPECTUS DATED MAY 1, 2002


Under the caption DIRECTORS AND OFFICERS, the information concerning Mark A. Hug is amended to read in its entirety as follows:

NAME AND POSITION WITH COMPANY          PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
Mark A. Hug                             Director (since 2001) and Vice President (since 2000) of
Director and Vice President             First Allmerica; Senior Vice President of Life and Annuity
                                        Products (1997-1999) for The Equitable Life Assurance Society

                                     * * *

The section entitled ASSET ALLOCATION MODEL REALLOCATIONS under the caption THE CONTRACT is amended to read in its entirety as follows:

If a Contract Owner elects to follow an asset allocation strategy, the Contract Owner may preauthorize transfers in accordance with the chosen strategy. The Company may provide administrative or other support services to independent third parties who provide recommendations or models for such allocation strategies. However, the Company does not endorse or review any investment allocation recommendations made by such third parties, and is not responsible for the investment allocations and transfers transacted on the Contract Owner's behalf. The Company does not charge for providing additional asset allocation support services. Additional information concerning asset allocation programs for which the Company is currently providing support services may be obtained from a registered representative or the Company.

                                     * * *

The second paragraph under the caption DISTRIBUTION is amended to read in its entirety as follows:

The Company pays commissions generally up to 10% of the payment to broker-dealers that sell the Contracts. Alternative commission schedules are available with lower initial commission amounts, plus ongoing annual compensation generally up to 1.00% of Contract Value. However, we may pay higher amounts under certain circumstances. To the extent permitted by NASD rules, overrides and promotional incentives or payments may also be provided to General Agents, independent marketing organizations, and broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

                                     * * *

                                                  SUPPLEMENT DATED JUNE 24, 2002




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